UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended:  June 30, 2011

Check here if Amendment:           |_|; Amendment Number:

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Jacobs Asset Management, L.L.C.

Address:  11 East 26th Street
          Suite 1900
          New York, NY 10010


13F File Number: 028-11647

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Sy Jacobs
Title:  Managing Member
Phone:  (212) 271-5526


Signature, Place and Date of Signing:

/s/ Sy Jacobs                  New York, NY               August 15, 2011
-------------                  -------------             ----------------
 [Signature]                   [City, State]                [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  84

Form 13F Information Table Value Total: $456,536
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number              Name

1.       028-11646                         JAM Partners, LP


                                                        FORM 13F INFORMATION TABLE
                                                             June 30, 2011

COLUMN 1                           COLUMN 2       COLUMN 3     COLUMN 4       COLUMN 5      COLUMN 6    COLUMN 7       COLUMN 8

                                                               VALUE      SHS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                   TITLE OF CLASS   CUSIP       (x$1000)    PRN AMT  PRN CALL DISCRETION  MGRS      SOLE  SHARED  NONE
ABINGTON BANCORP INC                  COM         00350L109    4,040      387,300  SH       DEFINED       1       387,300
AMERIS BANCORP                        COM         03076K108    1,129      127,265  SH       DEFINED       1       127,265
AMERIS BANCORP                        COM         03076K108      564       63,532  SH         SOLE      NONE       63,532
BANK COMM HLDGS                       COM         06424J103    1,890      450,000  SH       DEFINED       1       450,000
BANK COMM HLDGS                       COM         06424J103    3,452      821,940  SH         SOLE      NONE      821,940
BANNER CORP                         COM NEW       06652V208    5,392      308,087  SH       DEFINED       1       308,087
BANNER CORP                         COM NEW       06652V208    2,148      122,716  SH         SOLE      NONE      122,716
BEACON FED BANCORP INC                COM         073582108    3,610      257,829  SH       DEFINED       1       257,829
BEACON FED BANCORP INC                COM         073582108    1,470      105,000  SH         SOLE      NONE      105,000
BERKSHIRE HILLS BANCORP INC           COM         084680107      728       32,508  SH       DEFINED       1        32,508
BERKSHIRE HILLS BANCORP INC           COM         084680107      140        6,258  SH         SOLE      NONE        6,258
CAPE BANCORP INC                      COM         139209100    8,767      876,658  SH       DEFINED       1       876,658
CAPE BANCORP INC                      COM         139209100    2,459      245,866  SH         SOLE      NONE      245,866
CASH AMER INTL INC                    COM         14754D100   15,222      263,031  SH       DEFINED       1       263,031
CATHAY GENERAL BANCORP                COM         149150104   10,896      664,800  SH       DEFINED       1       664,800
CENTER BANCORP INC                    COM         151408101    5,798      555,398  SH       DEFINED       1       555,398
CENTURY BANCORP INC MASS         CL A NON VTG     156432106    5,644      213,299  SH       DEFINED       1       213,299
CHARTER FINL CORP WEST PT GA          COM         16122M100    5,596      565,302  SH       DEFINED       1       565,302
CHARTER FINL CORP WEST PT GA          COM         16122M100    7,188      726,037  SH         SOLE      NONE      726,037
CHICOPEE BANCORP INC                  COM         168565109    2,138      149,500  SH       DEFINED       1       149,500
CITIZENS REPUBLIC BANCORP IN          COM         174420109      976    1,414,607  SH       DEFINED       1     1,414,607
FIRST FINL BANCORP OH                 COM         320209109    8,918      534,302  SH       DEFINED       1       534,302
FIRST FINL BANCORP OH                 COM         320209109   10,149      608,091  SH         SOLE      NONE      608,091
FNB CORP PA                           COM         302520101   10,290      994,208  SH       DEFINED       1       994,208
FNB CORP PA                           COM         302520101    4,444      429,398  SH         SOLE      NONE      429,398
FOX CHASE BANCORP INC NEW             COM         35137T108    4,065      300,000  SH       DEFINED       1       300,000
HERITAGE FINL CORP WASH               COM         42722X106    2,845      220,000  SH       DEFINED       1       220,000
HERITAGE FINL GROUP INC               COM         42726X102    3,069      257,450  SH       DEFINED       1       257,450
HERITAGE FINL GROUP INC               COM         42726X102    7,299      612,332  SH         SOLE      NONE      612,332
HF FINL CORP                          COM         404172108    4,974      454,658  SH       DEFINED       1       454,658
HF FINL CORP                          COM         404172108    1,921      175,554  SH         SOLE      NONE      175,554
HOME BANCORP INC                      COM         43689E107    3,707      250,663  SH       DEFINED       1       250,663
HOME BANCORP INC                      COM         43689E107    2,323      157,038  SH         SOLE      NONE      157,038
HOME FED BANCORP INC MD               COM         43710G105    4,183      380,583  SH       DEFINED       1       380,583
HOME FED BANCORP INC MD               COM         43710G105      724       65,882  SH         SOLE      NONE       65,882
JPMORGAN CHASE & CO                   COM         46625H100   24,052      587,500  SH       DEFINED       1       587,500
JPMORGAN CHASE & CO                   COM         46625H100    4,986      121,800  SH         SOLE      NONE      121,800
KAISER FED FINL GROUP INC             COM         483056107    4,506      365,714  SH       DEFINED       1       365,714
LAKE SHORE BANCORP INC                COM         510700107    2,066      201,382  SH       DEFINED       1       201,382
LEGACY BANCORP INC                   CL A         52463G105    2,328      169,060  SH       DEFINED       1       169,060
LOEWS CORP                            COM         540424108   11,575      275,000  SH       DEFINED       1       275,000
LOUISANA BANCORP INC NEW              COM         54619P104    2,445      155,045  SH       DEFINED       1       155,045
LOUISANA BANCORP INC NEW              COM         54619P104    2,089      132,464  SH         SOLE      NONE      132,464
MGIC INVT CORP WIS                    COM         552848103    3,719      625,000  SH       DEFINED       1       625,000
MIDSOUTH BANCORP INC                  COM         598039105    5,001      366,892  SH       DEFINED       1       366,892
MIDSOUTH BANCORP INC                  COM         598039105    3,257      238,949  SH         SOLE      NONE      238,949
NARA BANCORP INC                      COM         63080P105    1,016      125,000  SH       DEFINED       1       125,000
NORTH VALLEY BANCORP                COM NEW       66304M204    6,565      631,233  SH         SOLE      NONE      631,233
NORTHEAST CMNTY BANCORP INC           COM         664112109    4,101      604,902  SH       DEFINED       1       604,902
NORTHEAST CMNTY BANCORP INC           COM         664112109      345       50,894  SH         SOLE      NONE       50,894
NORTHWEST BANCSHARES INC MD           COM         667340103    6,605      525,000  SH       DEFINED       1       525,000
OCEANFIRST FINL CORP                  COM         675234108    2,176      168,000  SH       DEFINED       1       168,000
OCEANFIRST FINL CORP                  COM         675234108      583       45,000  SH         SOLE      NONE       45,000
OCWEN FINL CORP                     COM NEW       675746309   14,699    1,151,938  SH       DEFINED       1     1,151,938
OCWEN FINL CORP                     COM NEW       675746309    1,462      114,564  SH         SOLE      NONE      114,564
OLD NATL BANCORP IND                  COM         680033107    7,335      679,167  SH       DEFINED       1       679,167
OLD NATL BANCORP IND                  COM         680033107    6,183      572,484  SH         SOLE      NONE      572,484
OMNIAMERICAN BANCORP INC              COM         68216R107    3,762      251,300  SH       DEFINED       1       251,300
ONEIDA FINL CORP MD                   COM         682479100    2,548      303,300  SH         SOLE      NONE      303,300
ORIENTAL FINL GROUP INC               COM         68618W100   27,680    2,147,438  SH       DEFINED       1     2,147,438
ORIENTAL FINL GROUP INC               COM         68618W100   15,442    1,198,001  SH         SOLE      NONE    1,198,001
PENNYMAC MTG INVT TR                  COM         70931T103   17,902    1,080,400  SH       DEFINED       1     1,080,400
POPULAR INC                           COM         733174106    3,726    1,350,000  SH       DEFINED       1     1,350,000
PROVIDENT FINL HLDGS INC              COM         743868101    7,154      893,086  SH       DEFINED       1       893,086
PROVIDENT FINL HLDGS INC              COM         743868101      253       31,550  SH         SOLE      NONE       31,550
RIVERVIEW BANCORP INC                 COM         769397100    3,732    1,216,394  SH         SOLE      NONE    1,216,394
S & T BANCORP INC                     COM         783859101    7,959      428,137  SH       DEFINED       1       428,137
S & T BANCORP INC                     COM         783859101    3,666      197,194  SH         SOLE      NONE      197,194
SUSQUEHANNA BANCSHARES INC P          COM         869099101    1,407      175,902  SH       DEFINED       1       175,902
TECHE HLDG CO                         COM         878330109    1,401       40,265  SH         SOLE      NONE       40,265
TOMPKINS FINANCIAL CORPORATI          COM         890110109      298        7,600  SH       DEFINED       1         7,600
TOWER BANCORP INC                     COM         891709107      364       13,300  SH       DEFINED       1        13,300
TRUSTCO BK CORP N Y                   COM         898349105    7,350    1,500,000  SH       DEFINED       1     1,500,000
UNITED FINANCIAL BANCORP INC          COM         91030T109    2,540      164,628  SH       DEFINED       1       164,628
WASHINGTON BKG CO OAK HBR WA          COM         937303105    7,117      538,344  SH       DEFINED       1       538,344
WASHINGTON BKG CO OAK HBR WA          COM         937303105    7,159      541,542  SH         SOLE      NONE      541,542
WELLS FARGO & CO NEW                  COM         949746101   18,722      667,200  SH       DEFINED       1       667,200
WILLIS LEASE FINANCE CORP             COM         970646105    7,429      554,410  SH       DEFINED       1       554,410
WILLIS LEASE FINANCE CORP             COM         970646105    4,251      317,227  SH         SOLE      NONE      317,227
ASPEN INSURANCE HOLDINGS LTD          SHS         G05384105    6,111      237,500  SH       DEFINED       1       237,500
PLATINUM UNDERWRITER HLDGS L          COM         G7127P100    4,367      131,381  SH       DEFINED       1       131,381
WHITE MTNS INS GROUP LTD              COM         G9618E107    5,486       13,056  SH       DEFINED       1        13,056
AERCAP HOLDINGS NV                    SHS         N00985106   10,980      843,995  SH       DEFINED       1       843,995
AERCAP HOLDINGS NV                    SHS         N00985106    2,478      190,486  SH         SOLE      NONE      190,486



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